SCHEDULE OF LONG TERM BORROWINGS (Details) - Seamless Group Inc. [Member] - USD ($)	Mar. 31, 2024		Dec. 31, 2023		Dec. 31, 2022	[2]
Within one year	$ 9,207,392
Within two years	570,657		$ 9,031,383
Within three years	2,290,758		466,188
Within four years
Within five years			2,040,786
Total	$ 12,068,807	[1]	$ 11,538,357	[1],[2]	$ 12,305,279

[1]	As of March 31, 2024 and December 31, 2023, the Company obtained several unsecured long-term loans for two to five years. Interest rates ranged from 12.0% to 27.6%, and 12.0% to 24.0% per annum, respectively. As of March 31, 2024 and December 31, 2023, the weighted average interest rate of these borrowings was 14.1% and 13.1% per annum, respectively. The borrowings are denominated in HK$ and US$. As of March 31, 2024 and December 31, 2023, the Company obtained loans from three members of management of the Company.
[2]	As of December 31, 2023 and 2022, the Company obtained several unsecured long-term loans for two to five years. Interest rates ranged from 12.0% to 24.0% and 2.5% to 24.0% per annum, respectively. As of December 31, 2023 and 2022, the weighted average interest rate of these borrowings was 13.1% and 15.5% per annum, respectively. The borrowings are denominated in HK$ and US$.